Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	September 2021
Payment Date	10/15/2021
Transaction Month	31
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,786,699,020.71	60,790		58.1 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$317,750,000.00	2.65000%		April 15, 2020
Class A-2a Notes	$481,220,000.00	2.78%		February 15, 2022
Class A-2b Notes	$100,000,000.00	0.24375%	*	February 15, 2022
Class A-3 Notes	$491,350,000.00	2.78%		September 15, 2023
Class A-4 Notes	$159,770,000.00	2.85%		August 15, 2024
Class B Notes	$48,940,000.00	3.02%		October 15, 2024
Class C Notes	$32,620,000.00	3.25%		September 15, 2025
Total	$1,631,650,000.00
		* One-month LIBOR + 0.16%

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,325,370.20

Principal:
Principal Collections	$18,447,751.80
Prepayments in Full	$10,426,164.50
Liquidation Proceeds	$170,136.39
Recoveries	$173,465.35
Sub Total	$29,217,518.04
Collections	$30,542,888.24

Purchase Amounts:
Purchase Amounts Related to Principal	$487,639.92
Purchase Amounts Related to Interest	$2,003.01
Sub Total	$489,642.93

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$31,032,531.17

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	September 2021
Payment Date	10/15/2021
Transaction Month	31
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$31,032,531.17
Servicing Fee	$441,363.59	$441,363.59	$0.00	$0.00	$30,591,167.58
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$30,591,167.58
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$30,591,167.58
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$30,591,167.58
Interest - Class A-3 Notes	$485,982.08	$485,982.08	$0.00	$0.00	$30,105,185.50
Interest - Class A-4 Notes	$379,453.75	$379,453.75	$0.00	$0.00	$29,725,731.75
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,725,731.75
Interest - Class B Notes	$123,165.67	$123,165.67	$0.00	$0.00	$29,602,566.08
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,602,566.08
Interest - Class C Notes	$88,345.83	$88,345.83	$0.00	$0.00	$29,514,220.25
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$29,514,220.25
Regular Principal Payment	$26,855,683.72	$26,855,683.72	$0.00	$0.00	$2,658,536.53
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,658,536.53
Residual Released to Depositor	$0.00	$2,658,536.53	$0.00	$0.00	$0.00
Total		$31,032,531.17

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$26,855,683.72
Total					$26,855,683.72
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$26,855,683.72	$54.66	$485,982.08	$0.99	$27,341,665.80	$55.65
Class A-4 Notes	$0.00	$0.00	$379,453.75	$2.38	$379,453.75	$2.38
Class B Notes	$0.00	$0.00	$123,165.67	$2.52	$123,165.67	$2.52
Class C Notes	$0.00	$0.00	$88,345.83	$2.71	$88,345.83	$2.71
Total	$26,855,683.72	$16.46	$1,076,947.33	$0.66	$27,932,631.05	$17.12

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	September 2021
Payment Date	10/15/2021
Transaction Month	31

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$209,776,436.87	0.4269389	$182,920,753.15	0.3722820
Class A-4 Notes	$159,770,000.00	1.0000000	$159,770,000.00	1.0000000
Class B Notes	$48,940,000.00	1.0000000	$48,940,000.00	1.0000000
Class C Notes	$32,620,000.00	1.0000000	$32,620,000.00	1.0000000
Total	$451,106,436.87	0.2764726	$424,250,753.15	0.2600133

Pool Information
Weighted Average APR	3.016%	3.008%
Weighted Average Remaining Term	32.58	31.72
Number of Receivables Outstanding	32,089	31,185
Pool Balance	$529,636,310.37	$499,844,956.27
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$487,604,950.44	$460,302,396.40
Pool Factor	0.2964329	0.2797589

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,079,138.42
Yield Supplement Overcollateralization Amount	$39,542,559.87
Targeted Overcollateralization Amount	$75,594,203.12
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$75,594,203.12

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,079,138.42
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,079,138.42
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,079,138.42

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	September 2021
Payment Date	10/15/2021
Transaction Month	31
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		62	$259,661.49
(Recoveries)		99	$173,465.35
Net Loss for Current Collection Period			$86,196.14
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1953%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0773%
Second Prior Collection Period			-0.0467%
Prior Collection Period			0.3389%
Current Collection Period			0.2009%
Four Month Average (Current and Prior Three Collection Periods)			0.1426%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,651	$12,546,742.30
(Cumulative Recoveries)			$2,500,843.30
Cumulative Net Loss for All Collection Periods			$10,045,899.00
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5623%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,732.83
Average Net Loss for Receivables that have experienced a Realized Loss			$3,789.48

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.07%	256	$5,338,497.88
61-90 Days Delinquent	0.14%	33	$682,546.63
91-120 Days Delinquent	0.04%	9	$217,645.45
Over 120 Days Delinquent	0.07%	15	$356,624.19
Total Delinquent Receivables	1.32%	313	$6,595,314.15

Repossession Inventory:
Repossessed in the Current Collection Period		11	$246,087.17
Total Repossessed Inventory		18	$425,976.65

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1669%
Prior Collection Period			0.1558%
Current Collection Period			0.1828%
Three Month Average			0.1685%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2514%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	September 2021
Payment Date	10/15/2021
Transaction Month	31

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	86	$1,839,568.31
2 Months Extended	125	$2,783,607.08
3+ Months Extended	15	$293,210.12

Total Receivables Extended	226	$4,916,385.51

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2021

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer